SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reconciliation of Net Loss per Common Share (Details) - USD ($)	3 Months Ended	4 Months Ended	9 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Net income (loss)	$ 326,264	$ (235,380)	$ (1,470)
Basic, weighted average shares outstanding	26,851,000	9,182,858	26,851,000
Diluted weighted average shares outstanding	26,851,000	9,182,858	26,851,000
Basic net income (loss) per common stock	$ 0.01	$ (0.03)	$ 0.00
Diluted net income (loss) per common stock	$ 0.01	$ (0.03)	$ 0.00